FINANCIAL INSTRUMENTS - Disclosure of reclassification of financial instruments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS:
Cash and cash equivalents	$ 8,815,290	$ 15,919,518	$ 14,337,078	$ 29,061,142
Convertible debt facility - derivative component	$ 616,000	$ 1,585,000